RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) $ in Thousands	Dec. 29, 2019 USD ($)
Presentation of leases for lessee [abstract]
Current lease liabilities	$ 14,518
Non-current lease liabilities	66,982
Lease liabilities	$ 81,500